IFRS 7 Disclosure	6 Months Ended
Apr. 30, 2019
Text block [abstract]
IFRS 7 Disclosure

Our risk appetite defines tolerance levels for various risks. This is the foundation for our risk management culture and our risk management framework.

Our risk management framework includes:

•	CIBC and SBU-level risk appetite statements;
•	Risk frameworks, policies, procedures and limits to align activities with our risk appetite;
•	Regular risk reports to identify and communicate risk levels;
•	An independent control framework to identify and test compliance with key controls;
•	Stress testing to consider the potential impact of changes in the business environment on capital, liquidity and earnings;
•	Proactive consideration of risk mitigation options in order to optimize results; and
•	Oversight through our risk-focused committees and governance structure.

Managing risk is a shared responsibility at CIBC. Business units and risk management professionals work in collaboration to ensure that business strategies and activities are consistent with our risk appetite. CIBC’s approach to enterprise-wide risk management aligns with the three lines of defence model:

(i)

CIBC’s SBUs and functional groups own the risk and are responsible for identifying, assessing, mitigating and reporting all risks associated with their business activities – this is the first line of defence;

(ii)

As the second line of defence, CIBC’s Risk Management, including Compliance, and other oversight groups are responsible for providing guidance and effective independent oversight and challenge of the risks inherent in first line of defence activities; and

(iii)

As the third line of defence, CIBC’s internal audit function provides an independent assessment and reasonable assurance of the design and operating effectiveness of CIBC’s internal control environment to senior management and the Board of Directors (the Board).

A strong risk culture and communication between the three lines of defence are important characteristics of effective risk management.

Credit risk

Credit risk is the risk of financial loss due to a borrower or counterparty failing to meet its obligations in accordance with contractual terms.

Credit risk arises out of the lending businesses in each of our SBUs. Other sources of credit risk consist of our trading activities, which include our over-the-counter (OTC) derivatives, debt securities, and our repo-style transaction activity. In addition to losses on the default of a borrower or counterparty, unrealized gains or losses may occur due to changes in the credit spread of the counterparty, which could impact the carrying or fair value of our assets.

Exposure to credit risk

$ millions, as at	2019 Apr. 30	2018 Oct. 31
Business and government portfolios – advanced internal ratings-based approach
Drawn	$172,889	$151,299
Undrawn commitments	51,380	50,797
Repo-style transactions	154,188	137,759
Other off-balance sheet	80,694	80,502
OTC derivatives	26,113	21,621
Gross exposure at default (EAD) on business and government portfolios	485,264	441,978
Less: Collateral held for repo-style transactions	142,287	125,368
Net EAD on business and government portfolios	342,977	316,610
Retail portfolios – advanced internal ratings-based approach
Drawn	254,904	259,128
Undrawn commitments	75,378	73,954
Other off-balance sheet	313	286
Gross EAD on retail portfolios	330,595	333,368
Standardized portfolios	61,247	51,983
Securitization exposures	10,968	13,661
Gross EAD	$888,074	$840,990
Net EAD	$745,787	$715,622

Trading credit exposures

We have trading credit exposure (also called counterparty credit exposure) that arises from our OTC derivatives and our repo-style transactions. The nature of our derivatives exposure and how it is mitigated is described in Note 12 to the consolidated financial statements in our 2018 Annual Report. Our repo-style transactions consist of our securities bought or sold under repurchase agreements, and our securities borrowing and lending activity.

The following table shows the rating profile of OTC derivative mark-to-market (MTM) receivables:

$ billions, as at	2019 Apr. 30		2018 Oct. 31
	Exposure (1)
Investment grade	$7.16	85.8%	$6.78	87.3%
Non-investment grade	1.16	13.9	0.97	12.5
Watch list	0.02	0.2	0.01	0.1
Default	0.01	0.1	0.01	0.1
	$8.35	100.0%	$7.77	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Market risk

Market risk is the risk of economic financial loss in our trading and non-trading portfolios from adverse changes in underlying market factors, including interest rates, foreign exchange rates, equity market prices, commodity prices, credit spreads, and customer behaviour for retail products. Market risk arises in CIBC’s trading and treasury activities, and encompasses all market related positioning and market making activity.

The trading book consists of positions in financial instruments and commodities held to meet the near-term needs of our clients.

The non-trading book consists of positions in various currencies that are related to asset/liability management and investment activities.

Trading activities

We hold positions in traded financial contracts to meet client investment and risk management needs. Trading revenue (net interest income or non-interest income) is generated from these transactions. Trading instruments are recorded at fair value and include debt and equity securities, as well as interest rate, foreign exchange, equity, commodity, and credit derivative products.

Value-at-risk

Our value-at-risk (VaR) methodology is a statistical technique that measures the potential overnight loss at a 99% confidence level. We use a full revaluation historical simulation methodology to compute VaR, stressed VaR and other risk measures.

The following three tables show VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

Average total VaR for the three months ended April 30, 2019 was down $0.2 million from the prior quarter, as a decrease in equity risk was partially offset by an increase in commodity, debt-specific, interest rate and foreign exchange risks.

Average stressed total VaR for the three months ended April 30, 2019 was down $6.9 million from the prior quarter, driven by decreases in equity, debt-specific and credit spread risks and partially offset by an increase in foreign exchange, interest rate and commodity risks. Positioning in the trading book is the primary cause of the decrease in risk. During the current stressed VaR period from September 2, 2008 to August 31, 2009, the market exhibited not only increased volatility in interest rates but also increased volatility in equity prices, combined with a reduction in the level of interest rates, and an increase in credit spreads.

Average IRC for the three months ended April 30, 2019 was up $12.8 million from the prior quarter, mainly due to model enhancements implemented in the current quarter.

VaR by risk type – trading portfolio

							As at or for the three months ended		As at or for the six months ended
$ millions				2019 Apr. 30		2019 Jan. 31		2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$6.5	$2.8	$4.6	$4.2	$4.5	$4.1	$5.3	$4.1	$4.1	$4.3
Credit spread risk	1.7	0.9	1.4	1.3	1.1	1.3	1.4	1.0	1.3	0.9
Equity risk	7.3	1.7	1.8	3.2	2.7	3.5	2.4	3.3	3.4	2.9
Foreign exchange risk	2.5	0.7	1.2	1.4	1.5	1.3	2.7	2.0	1.4	2.2
Commodity risk	2.4	1.1	2.1	1.8	1.3	1.4	1.5	1.7	1.6	2.1
Debt specific risk	2.1	1.4	1.6	1.7	1.6	1.5	1.6	1.5	1.6	1.4
Diversification effect (1)	n/m	n/m	(8.8)	(8.5)	(7.7)	(7.8)	(9.1)	(7.9)	(8.2)	(8.3)
Total VaR (one-day measure)	$8.2	$3.6	$3.9	$5.1	$5.0	$5.3	$5.8	$5.7	$5.2	$5.5
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Stressed VaR by risk type – trading portfolio

							As at or for the three months ended		As at or for the six months ended
$ millions				2019 Apr. 30		2019 Jan. 31		2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$37.0	$8.9	$15.8	$18.5	$17.6	$15.8	$16.3	$14.8	$17.1	$18.2
Credit spread risk	17.1	10.7	13.5	13.5	10.0	13.6	13.4	9.7	13.5	8.0
Equity risk	6.7	1.4	1.5	2.9	3.4	5.2	3.5	4.0	4.0	3.0
Foreign exchange risk	26.8	0.6	16.7	10.3	8.2	7.3	5.0	7.0	8.8	6.8
Commodity risk	4.1	1.7	3.5	2.7	2.3	2.6	1.9	2.8	2.7	2.9
Debt specific risk	7.2	4.5	5.3	5.4	5.9	6.0	5.0	4.4	5.7	3.8
Diversification effect (1)	n/m	n/m	(46.8)	(42.1)	(36.7)	(32.4)	(30.0)	(26.3)	(37.1)	(29.8)
Stressed total VaR (one-day measure)	$22.4	$3.5	$9.5	$11.2	$10.7	$18.1	$15.1	$16.4	$14.7	$12.9
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Incremental risk charge – trading portfolio

							As at or for the three months ended		As at or for the six months ended
$ millions				2019 Apr. 30		2019 Jan. 31		2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Default risk	$214.8	$175.9	$200.2	$194.9	$180.9	$193.8	$137.0	$147.9	$194.4	$131.8
Migration risk	88.8	55.8	80.5	69.0	67.2	57.3	69.5	56.8	63.1	61.3
IRC (one-year measure) (1)	$301.5	$236.3	$280.7	$263.9	$248.1	$251.1	$206.5	$204.7	$257.5	$193.1
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Non-trading activities

Structural interest rate risk

Structural interest rate risk primarily consists of the risk arising due to mismatches in assets and liabilities, which do not arise from trading and trading-related businesses. Interest rate risk results from differences in the maturities or repricing dates of assets and liabilities, both on- and off-balance sheet, as well as from embedded optionality in retail products. This optionality arises predominantly from the commitment and prepayment exposures of mortgage products, non-maturity deposits and some guaranteed investment certificates products with early redemption features. A variety of cash instruments and derivatives, primarily interest rate swaps, are used to manage these risks.

The following table shows the potential impact over the next 12 months, adjusted for structural assumptions (excluding shareholders’ equity in the calculation of the present value of shareholders’ equity), estimated prepayments and potential early withdrawals, of an immediate and sustained 100 basis point increase or decrease in all interest rates.

Structural interest rate sensitivity – measures

$ millions (pre-tax), as at	2019 Apr. 30		2019 Jan. 31		2018 Apr. 30
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$289	$18	$241	$50	$200	$17
Increase (decrease) in present value of shareholders’ equity	(455)	(215)	(418)	(286)	(346)	(250)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(346)	(30)	(301)	(64)	(277)	(52)
Increase (decrease) in present value of shareholders’ equity	348	72	333	78	270	263
(1)	Includes CAD and other currency exposures.

Liquidity risk

Liquidity risk is the risk of having insufficient cash or its equivalent in a timely and cost-effective manner to meet financial obligations as they come due. Common sources of liquidity risk inherent in banking services include unanticipated withdrawals of deposits, the inability to replace maturing debt, credit and liquidity commitments, and additional pledging or other collateral requirements.

Liquid assets

Available liquid assets include unencumbered cash and marketable securities from on- and off-balance sheet sources that can be used to access funding in a timely fashion. Encumbered liquid assets, composed of assets pledged as collateral and those assets that are deemed restricted due to legal, operational, or other purposes, are not considered as sources of available liquidity when measuring liquidity risk.

Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2019	Cash and deposits with banks	$14,407	$–	$14,407	$781	$13,626
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	84,063	78,598	162,661	90,102	72,559
	Other debt securities	6,242	2,394	8,636	1,965	6,671
	Equities	28,136	20,921	49,057	24,898	24,159
	Canadian government guaranteed National Housing Act mortgage-backed securities	45,129	662	45,791	12,390	33,401
	Other liquid assets (2)	8,595	433	9,028	8,176	852
		$186,572	$103,008	$289,580	$138,312	$151,268
2018	Cash and deposits with banks	$17,691	$–	$17,691	$686	$17,005
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	67,478	74,933	142,411	75,431	66,980
	Other debt securities	6,684	2,092	8,776	1,240	7,536
	Equities	25,018	20,641	45,659	27,859	17,800
	Canadian government guaranteed National Housing Act mortgage-backed securities	39,465	834	40,299	10,182	30,117
	Other liquid assets (2)	6,500	1,598	8,098	6,621	1,477
		$162,836	$100,098	$262,934	$122,019	$140,915
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Asset encumbrance

In the course of CIBC’s day-to-day operations, securities and other assets are pledged to secure obligations, participate in clearing and settlement systems and other collateral management purposes.

Restrictions on the flow of funds

Our subsidiaries are not subject to significant restrictions that would prevent transfers of funds, dividends or capital distributions. However, certain subsidiaries have different capital and liquidity requirements, established by applicable banking and securities regulators.

We monitor and manage our capital and liquidity requirements across these entities to ensure that resources are used efficiently and entities are in compliance with local regulatory and policy requirements.

Funding

CIBC funds its operations with client-sourced deposits, supplemented with a wide range of wholesale funding.

CIBC’s principal approach aims to fund the balance sheet with deposits primarily raised from personal and commercial banking channels. Personal deposits accounted for $174.7 billion as at April 30, 2019 (October 31, 2018: $163.9 billion). CIBC maintains a foundation of relationship-based core deposits, whose stability is regularly evaluated through internally developed statistical assessments.

We routinely access a range of short-term and long-term secured and unsecured funding sources diversified by geography, depositor type, instrument, currency and maturity. We raise long-term funding from existing programs including covered bonds, asset securitizations and unsecured debt.

CIBC continuously evaluates opportunities to diversify into new funding products and investor segments in an effort to maximize funding flexibility and minimize concentration and financing costs. We regularly monitor wholesale funding levels and concentrations to internal limits consistent with our desired liquidity risk profile.

GALCO and RMC review and approve CIBC’s funding plan, which incorporates projected asset and liability growth, funding maturities, and output from our liquidity position forecasting.

Assets and liabilities

The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at April 30, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$4,178	$–	$–	$–	$–	$–	$–	$–	$–	$4,178
Interest-bearing deposits with banks	10,229	–	–	–	–	–	–	–	–	10,229
Securities	3,812	3,199	2,681	2,234	3,577	8,901	39,037	29,421	28,685	121,547
Cash collateral on securities borrowed	5,279	–	–	–	–	–	–	–	–	5,279
Securities purchased under resale agreements	26,457	15,231	4,189	826	102	2,001	–	–	–	48,806
Loans
Residential mortgages	2,813	6,814	10,961	10,456	11,465	52,362	103,466	8,620	439	207,396
Personal	561	623	787	945	1,216	208	1,985	2,494	34,294	43,113
Credit card	266	531	797	796	797	3,186	6,272	–	–	12,645
Business and government	14,166	3,970	3,930	4,583	4,624	17,580	39,579	14,441	18,942	121,815
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,751)	(1,751)
Derivative instruments	1,542	1,897	1,350	2,180	932	2,241	4,409	7,552	–	22,103
Customers’ liability under acceptances	8,874	784	67	2	–	–	–	–	–	9,727
Other assets	–	–	–	–	–	–	–	–	29,022	29,022
	$78,177	$33,049	$24,762	$22,022	$22,713	$86,479	$194,748	$62,528	$109,631	$634,109
October 31, 2018	$71,919	$28,094	$22,273	$28,495	$19,833	$83,405	$187,178	$53,821	$102,081	$597,099
Liabilities
Deposits (1)	$26,488	$30,142	$40,371	$33,914	$26,055	$25,999	$50,986	$9,234	$234,351	$477,540
Obligations related to securities sold short	14,188	–	–	–	–	–	–	–	–	14,188
Cash collateral on securities lent	1,888	–	–	–	–	–	–	–	–	1,888
Obligations related to securities sold under repurchase agreements	47,027	2,315	161	5	–	–	–	–	–	49,508
Derivative instruments	1,400	1,967	1,609	1,681	1,045	2,893	3,841	8,403	–	22,839
Acceptances	8,892	784	67	2	–	–	–	–	–	9,745
Other liabilities	–	–	–	–	–	–	–	–	17,017	17,017
Subordinated indebtedness	–	–	–	–	–	–	–	4,171	–	4,171
Equity	–	–	–	–	–	–	–	–	37,213	37,213
	$99,883	$35,208	$42,208	$35,602	$27,100	$28,892	$54,827	$21,808	$288,581	$634,109
October 31, 2018	$78,258	$33,933	$36,399	$32,776	$27,726	$29,779	$56,793	$19,607	$281,828	$597,099
(1)

Comprises $174.7 billion (October 31, 2018: $163.9 billion) of personal deposits of which $162.9 billion (October 31, 2018: $153.2 billion) are in Canada and $11.8 billion (October 31, 2018: $10.7 billion) are in other countries; $288.0 billion (October 31, 2018: $282.7 billion) of business and government deposits and secured borrowings of which $210.3 billion (October 31, 2018: $211.9 billion) are in Canada and $77.7 billion (October 31, 2018: $70.8 billion) are in other countries; and $14.8 billion (October 31, 2018: $14.4 billion) of bank deposits of which $6.1 billion (October 31, 2018: $5.9 billion) are in Canada and $8.7 billion (October 31, 2018: $8.5 billion) are in other countries.

Credit-related commitments

The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at April 30, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity (1)	Total
Securities lending (2)	$37,033	$5,275	$4,559	$–	$–	$–	$–	$–	$–	$46,867
Unutilized credit commitments	1,123	5,982	2,730	1,892	2,878	14,026	48,802	2,451	154,559	234,443
Backstop liquidity facilities	440	332	741	8,645	186	443	–	13	–	10,800
Standby and performance letters of credit	2,458	2,042	1,751	4,086	1,830	555	963	113	–	13,798
Documentary and commercial letters of credit	76	55	72	22	25	–	1	–	–	251
	$41,130	$13,686	$9,853	$14,645	$4,919	$15,024	$49,766	$2,577	$154,559	$306,159
October 31, 2018	$43,053	$22,587	$11,367	$6,716	$4,879	$11,622	$47,445	$2,449	$150,139	$300,257
(1)	Includes $119.8 billion (October 31, 2018: $116.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.9 billion (October 31, 2018: $2.7 billion) for cash because it is reported on the interim consolidated balance sheet.

Other contractual obligations

The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at April 30, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	Total
Operating leases	$42	$85	$126	$126	$125	$511	$1,303	$3,333	$5,651
Purchase obligations (1)	125	226	217	165	168	453	637	104	2,095
Pension contributions (2)	100	–	–	–	–	–	–	–	100
Underwriting commitments	251	–	–	–	–	–	–	–	251
Investment commitments	–	–	4	1	4	2	4	204	219
	$518	$311	$347	$292	$297	$966	$1,944	$3,641	$8,316
October 31, 2018	$331	$304	$370	$347	$342	$970	$1,964	$3,751	$8,379
(1)

Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)

Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.